Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Repayments of related party debt			$ 30,045
Due to related parties	209,153		219,316	8,743
Officer compensation unpaid	4,801,337
GCE Wealth, Inc [Member]
Related Party Transaction [Line Items]
Repayments of related party debt			8,743
Date of agreement	Dec. 01, 2012		Dec. 01, 2012
Consulting agreement hourly consulting fee	950		950
Consulting agreement expense	1,511,500	741,000	3,585,300	1,684,448
Officer compensation unpaid	4,801,337		3,454,837	1,241,194
Dorset Solutions Member
Related Party Transaction [Line Items]
Date of agreement	Dec. 01, 2013		Dec. 01, 2013
Consulting agreement expense	9,000	0	21,000	0
Officer compensation unpaid	0		0	0
Consulting agreement monthly expense	3,000	0	3,000
Director [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 209,153		$ 219,316	$ 0